Leases	9 Months Ended
Oct. 31, 2019
Leases [Abstract]
Leases
Leases

The Group has two leases relating to its UK leased properties in Oxford and Cambridge that are within the scope of IFRS 16. A summary of these leases is as follows:

•
In February 2017, the Group entered into a 10-year lease agreement for its office premises in Oxford, UK. The lease contains a break clause with the option to terminate the lease on the fifth anniversary of the agreement. The Group does not factor in the period covered by the break clause when accounting for this lease.

•
In December 2017, the Group entered into a 4-year lease agreement for its office and lab premises in Cambridge, UK. The lease contains a break clause with the option to terminate the lease on the second anniversary of the agreement. The Group factors in the period covered by the break clause when accounting for this lease, as the break clause notice period has now passed and was not exercised by the Group.

The adoption of IFRS 16 resulted in the recognition of lease liabilities and right-of-use assets. The carrying value of the right-of-use assets included within property, plant and equipment as at October 31, 2019 is £0.8 million (January 31, 2019: £1.0 million; January 31, 2018: £1.4 million). The following table summarizes the future minimum lease payments under the Group's lease liabilities:

	October 31, 2019	January 31, 2019	January 31, 2018
Maturity of lease liabilities	£000s	£000s	£000s
Fiscal year ended January 31,
2019	N/A	N/A	323
2020 (remaining 3 months as at October 31, 2019)	89	358	358
2021	358	358	358
2022	294	294	294
2023	55	55	55
Total minimum lease payments	796	1,065	1,388
Less: imputed interest	(34)	(60)	(102)
Total lease liabilities	762	1,005	1,286

Liabilities
Current lease liabilities	358	358	324
Non-current lease liabilities	404	647	962
	762	1,005	1,286

The weighted average remaining lease term is 2.2 years (January 31, 2019: 3.0 years, January 31, 2018: 4.0 years). The weighted average discount rate is 3.75% (January 31, 2019: 3.75%, January 31, 2018: 3.75%).
9. Leases (continued)
The following table contains a summary of the lease costs recognized under IFRS 16 and other information pertaining to the Group’s leases for the three and nine months ended October 31, 2019:

	Three months ended October 31, 2019	Three months ended October 31, 2018	Nine months ended October 31, 2019	Nine months ended October 31, 2018
	£000s	£000s	£000s	£000s
Lease cost
Depreciation	87	88	262	262
Interest expense	8	10	25	33
Total lease cost	95	98	287	295

Other information
Lease payments	89	81	268	240

For details of the Group's transition to IFRS 16 see Note 1 ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases.’’